UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2546

Fidelity Commonwealth Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Strategic Real Return Fund

December 31, 2005

1.825846.100

RRS-QTLY-0206

Investments December 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 6.2%
		Principal Amount		Value
Convertible Bonds - 0.2%
FINANCIALS - 0.2%
Real Estate - 0.2%
Affordable Resources Communities LP 7.5% 8/15/25 (b)		$ 750,000		$ 735,300
Essex Portfolio LP 3.625% 11/1/25 (b)		600,000		604,680
				1,339,980
Nonconvertible Bonds - 6.0%
CONSUMER DISCRETIONARY - 1.4%
Hotels, Restaurants & Leisure - 0.2%
Host Marriott LP 7% 8/15/12		800,000		821,000
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14		200,000		188,000
				1,009,000
Household Durables - 1.2%
Beazer Homes USA, Inc. 8.375% 4/15/12		400,000		416,000
K. Hovnanian Enterprises, Inc.:
6% 1/15/10		400,000		380,000
6.25% 1/15/16		700,000		645,750
7.75% 5/15/13		300,000		300,000
KB Home:
6.25% 6/15/15		500,000		483,873
7.75% 2/1/10		700,000		721,000
Kimball Hill, Inc. 10.5% 12/15/12 (b)		400,000		398,000
Standard Pacific Corp. 9.25% 4/15/12		900,000		922,500
Stanley-Martin Communities LLC 9.75% 8/15/15 (b)		1,200,000		1,104,000
WCI Communities, Inc.:
7.875% 10/1/13		650,000		611,000
9.125% 5/1/12		850,000		845,750
				6,827,873
TOTAL CONSUMER DISCRETIONARY				7,836,873
FINANCIALS - 4.4%
Real Estate - 4.4%
American Real Estate Partners/American Real Estate Finance Corp. 7.125% 2/15/13 (b)		350,000		349,125
Archstone-Smith Trust 5% 8/15/07		900,000		899,505
Arden Realty LP:
5.2% 9/1/11		500,000		506,478
5.25% 3/1/15		600,000		606,259
7% 11/15/07		1,400,000		1,452,205
Corporate Bonds - continued
		Principal Amount		Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate - continued
Camden Property Trust 7% 11/15/06		$ 200,000		$ 203,126
CarrAmerica Realty Corp. 5.5% 12/15/10		1,000,000		998,478
CenterPoint Properties Trust 5.75% 8/15/09		900,000		909,857
Colonial Properties Trust 7% 7/14/07		750,000		768,492
Commercial Net Lease Realty, Inc. 6.15% 12/15/15		400,000		405,962
Developers Diversified Realty Corp. 5.375% 10/15/12		500,000		492,456
Evans Withycombe Residential LP 7.625% 4/15/07		510,000		520,628
Health Care Property Investors, Inc. 4.875% 9/15/10		700,000		681,972
Healthcare Realty Trust, Inc. 8.125% 5/1/11		608,000		673,424
iStar Financial, Inc. 5.01% 3/16/09 (c)		500,000		499,771
MeriStar Hospitality Corp. 9% 1/15/08		300,000		309,750
MeriStar Hospitality Operating Partnership LP/MeriStar Hospitality Finance Corp. III 9.125% 1/15/11		800,000		876,000
Nationwide Health Properties, Inc.:
6% 5/20/15		230,000		226,685
7.23% 11/8/06		1,110,000		1,128,289
Omega Healthcare Investors, Inc.:
7% 4/1/14		500,000		501,875
7% 1/15/16 (b)		260,000		257,725
Senior Housing Properties Trust 8.625% 1/15/12		700,000		766,500
Shurgard Storage Centers, Inc. 7.75% 2/22/11		1,000,000		1,095,207
Simon Property Group LP 7% 6/15/28 (c)		375,000		391,210
Thornburg Mortgage, Inc. 8% 5/15/13		3,125,000		3,073,125
Trustreet Properties, Inc. 7.5% 4/1/15		700,000		700,000
Ventas Realty LP/Ventas Capital Corp.:
6.5% 6/1/16 (b)		1,660,000		1,672,450
6.75% 6/1/10		400,000		410,000
8.75% 5/1/09		920,000		995,900
9% 5/1/12		1,600,000		1,824,000
Vornado Realty Trust 5.625% 6/15/07		1,350,000		1,359,443
Western Investment Real Estate Trust 7.2% 9/15/08		500,000		526,361
				26,082,258
MATERIALS - 0.1%
Paper & Forest Products - 0.1%
Plum Creek Timberlands LP 5.875% 11/15/15		700,000		709,084
Corporate Bonds - continued
		Principal Amount		Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
American Tower Corp. 7.125% 10/15/12		$ 500,000		$ 515,000
TOTAL NONCONVERTIBLE BONDS				35,143,215
TOTAL CORPORATE BONDS (Cost $36,484,474)			36,483,195
U.S. Treasury Inflation Protected Obligations - 29.2%

U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/25		48,154,275		50,683,409
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10		22,458,331		21,356,796
1.625% 1/15/15		24,785,482		23,889,254
1.875% 7/15/13		28,067,378		27,688,236
2% 1/15/14		1,164,240		1,157,792
3% 7/15/12		903,989		955,895
3.375% 1/15/07		8,385,591		8,448,889
3.375% 1/15/12		15,828,175		17,021,599
3.625% 1/15/08		9,055,944		9,300,092
3.875% 1/15/09		10,627,400		11,168,763
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $173,341,400)			171,670,725
Asset-Backed Securities - 0.6%

Ameriquest Finance NIMS Trust Series 2004-RN9A Class N1, 4.8% 11/25/34 (b)		166,562		165,831
Ameriquest Mortgage Securities, Inc. Series 2004-R10 Class M1, 5.0788% 11/25/34 (c)		105,000		105,491
Bear Stearns Asset Backed Securities NIMS Trust:
Series 2004-FR1N Class A1, 5% 5/25/34 (b)		215,079		214,049
Series 2004-HE5N Class A1, 5% 7/25/34 (b)		968,286		966,653
Series 2004-HE6N Class A1, 5.25% 8/25/34 (b)		325,633		324,241
Countrywide Home Loans, Inc. Series 2004-5N Class N3, 5.5% 10/25/35 (b)		146,031		145,704
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (b)		500,000		562,820
Asset-Backed Securities - continued
		Principal Amount		Value
Fairfield Street Solar Corp. Series 2004-A1 Class E1, 7.765% 11/28/39 (b)(c)		$ 850,000		$ 872,457
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 6.52% 2/5/36 (b)(c)		250,000		250,000
TOTAL ASSET-BACKED SECURITIES (Cost $3,605,734)			3,607,246
Collateralized Mortgage Obligations - 0.2%

Private Sponsor - 0.2%
Countrywide Home Loans, Inc. Series 2005-R3 Class B3, 5.5% 9/25/35 (b)(c)		149,789		117,873
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.7099% 1/25/19 (b)(c)		111,634		102,054
Class B4, 4.7099% 1/25/19 (b)(c)		223,268		175,778
Residential Finance LP/Residential Finance Development Corp. Series 2005-D Class B6, 6.6194% 12/15/37 (b)(c)		500,000		500,000
Resix Finance Ltd.:
floater Series 2005-C Class B7, 7.46% 9/10/37 (b)(c)		149,499		149,499
Series 2005-D Class B7, 8.6194% 12/15/37 (b)(c)		300,000		300,000
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,345,155)			1,345,204
Commercial Mortgage Securities - 0.9%

Asset Securitization Corp. Series 1997-MD7 Class A4, 7.8505% 1/13/30 (c)		499,608		504,760
Bank of America Large Loan, Inc.:
floater Series 2005-ESHA Class K, 6.1675% 7/14/08 (b)(c)		300,000		299,853
Series 2005-MIB1 Class K, 6.3694% 3/15/22 (b)(c)		800,000		776,901
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (b)		500,000		550,255
CS First Boston Mortgage Securities Corp. Series 2004-FL1A Class G, 6.8748% 5/15/14 (b)(c)		750,000		751,916
Mezz Capital Commercial Mortgage Trust Series 2005-C3:
Class D, 7.7% 5/20/44 (b)		600,000		593,861
Commercial Mortgage Securities - continued
		Principal Amount		Value
Mezz Capital Commercial Mortgage Trust Series 2005-C3: - continued
Class F, 10.813% 5/20/44 (b)		$ 400,000		$ 395,406
Wrightwood Capital Real Estate CDO Ltd. floater Series 2005-1A Class F, 6.1438% 11/21/40 (b)(c)		1,500,000		1,500,000
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $5,356,019)			5,372,952
Common Stocks - 3.4%
	Shares
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.0%
Starwood Hotels & Resorts Worldwide, Inc. unit	4,800		306,528
Household Durables - 0.2%
KB Home	7,000		508,620
Ryland Group, Inc.	7,200		519,336
			1,027,956
TOTAL CONSUMER DISCRETIONARY			1,334,484
FINANCIALS - 3.1%
Real Estate - 3.1%
Acadia Realty Trust (SBI)	4,500		90,225
AMB Property Corp. (SBI)	3,400		167,178
American Financial Realty Trust (SBI)	5,000		60,000
Annaly Mortgage Management, Inc.	41,700		456,198
Anworth Mortgage Asset Corp.	86,500		631,450
Apartment Investment & Management Co. Class A	6,700		253,729
AvalonBay Communities, Inc.	2,700		240,975
Bimini Mortgage Management, Inc.	9,700		87,785
Boston Properties, Inc.	1,500		111,195
Capital Lease Funding, Inc.	18,200		191,646
CarrAmerica Realty Corp.	4,400		152,372
CenterPoint Properties Trust (SBI)	8,200		405,736
Cogdell Spencer, Inc.	15,000		253,350
DiamondRock Hospitality Co.	20,700		247,572
Duke Realty Corp.	2,000		66,800
Eagle Hospitality Properties Trust, Inc.	5,400		41,202
Education Realty Trust, Inc.	2,450		31,581
Equity Lifestyle Properties, Inc.	20,600		916,700
Equity Residential (SBI)	11,800		461,616
Common Stocks - continued
	Shares		Value
FINANCIALS - continued
Real Estate - continued
Federal Realty Investment Trust (SBI)	6,700		$ 406,355
Fieldstone Investment Corp.	43,000		509,980
General Growth Properties, Inc.	15,100		709,549
Glenborough Realty Trust, Inc.	2,000		36,200
GMH Communities Trust	8,200		127,182
Health Care Property Investors, Inc.	3,000		76,680
Healthcare Realty Trust, Inc.	10,700		355,989
HomeBanc Mortgage Corp., Georgia	41,600		311,168
Host Marriott Corp.	41,900		794,005
Inland Real Estate Corp.	40,900		604,911
Innkeepers USA Trust (SBI)	3,200		51,200
Kimco Realty Corp.	8,500		272,680
Lexington Corporate Properties Trust	8,500		181,050
MFA Mortgage Investments, Inc.	96,000		547,200
MortgageIT Holdings, Inc.	41,600		568,256
Nationwide Health Properties, Inc.	10,200		218,280
New York Mortgage Trust, Inc.	16,800		111,216
Newcastle Investment Corp.	21,100		524,335
Plum Creek Timber Co., Inc.	3,400		122,570
ProLogis Trust	12,800		598,016
Saxon Capital, Inc.	102,700		1,163,591
Simon Property Group, Inc.	6,000		459,780
Spirit Finance Corp.	79,600		903,460
Sunstone Hotel Investors, Inc.	10,100		268,357
The Mills Corp.	8,000		335,520
Thornburg Mortgage, Inc. (SBI)	13,000		340,600
Trizec Properties, Inc.	16,800		385,056
Trustreet Properties, Inc.	33,200		485,384
United Dominion Realty Trust, Inc. (SBI)	31,900		747,736
Ventas, Inc.	17,500		560,350
Vornado Realty Trust	3,000		250,410
			17,894,376
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
American Retirement Corp. (a)	100		2,513
Common Stocks - continued
	Shares		Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Capital Senior Living Corp. (a)	32,100		$ 331,914
Emeritus Corp. (a)	15,000		314,250
			648,677
TOTAL COMMON STOCKS (Cost $19,068,537)		19,877,537
Preferred Stocks - 6.0%

Convertible Preferred Stocks - 0.4%
FINANCIALS - 0.4%
Real Estate - 0.4%
Trustreet Properties, Inc. Series C, 7.50%	46,400		977,184
Windrose Medical Properties Trust 7.50%	41,100		1,037,775
			2,014,959
Nonconvertible Preferred Stocks - 5.6%
FINANCIALS - 5.6%
Diversified Financial Services - 0.0%
DRA CRT Acquisition Corp. Series A, 8.50%	1,700		38,675
Red Lion Hotels Capital Trust 9.50%	11,000		284,350
			323,025
Real Estate - 5.6%
Accredited Mortgage Loan Trust Series A, 9.75%	72,400		1,834,616
Affordable Residential Communties, Inc. Series A, 8.25%	11,000		213,400
Alexandria Real Estate Equities, Inc. Series C, 8.375%	10,000		256,300
American Home Mortgage Investment Corp.:
Series A, 9.375%	50,300		1,350,555
Series B, 9.25%	96,600		2,457,504
Annaly Mortgage Management, Inc. Series A, 7.875%	72,700		1,766,610
Anworth Mortgage Asset Corp. Series A, 8.625%	148,800		3,578,640
Apartment Investment & Management Co.:
Series Q, 10.10%	33,450		847,289
Series R, 10.00%	100,200		2,557,104
Ashford Hospitality Trust, Inc. Series A, 8.55%	10,000		256,000
Capital Automotive (REIT) Series B, 8.00%	12,438		310,950
Capital Lease Funding, Inc. Series A, 8.125%	20,000		485,000
CenterPoint Properties Trust Series D, 5.377%	250		237,188
Colonial Properties Trust (depositary shares) Series D, 8.125%	5,000		128,200
Crescent Real Estate Equities Co. Series B, 9.50%	50,000		1,310,000
Preferred Stocks - continued
	Shares		Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate - continued
Digital Realty Trust, Inc. Series A, 8.50%	50,000		$ 1,265,000
Home Properties of New York, Inc. Series F, 9.00%	25,000		641,750
Host Marriott Corp. Class C, 10.00%	5,000		126,250
Impac Mortgage Holdings, Inc. Series C, 9.125%	17,700		394,710
Innkeepers USA Trust Series C, 8.00%	20,000		488,600
LaSalle Hotel Properties Series A, 10.25%	75,900		1,973,400
Lexington Corporate Properties Trust Series B, 8.05%	10,000		253,700
MFA Mortgage Investments, Inc. Series A, 8.50%	102,400		2,442,240
Nationwide Health Properties, Inc. 7.677%	2,786		284,172
New Plan Excel Realty Trust (depositary shares) Series D, 7.80%	20,000		1,012,500
Newcastle Investment Corp. Series B, 9.75%	70,700		1,853,754
Prime Group Realty Trust Series B, 9.00%	15,500		323,175
PS Business Parks, Inc. Series D, 9.50%	33,100		839,747
RAIT Investment Trust Series B, 8.375%	16,200		406,620
Saul Centers, Inc. 8.00%	40,000		1,024,000
Simon Property Group, Inc. Series G, 7.89%	3,100		158,720
Taubman Centers, Inc. Series G, 8.00%	20,000		502,600
The Mills Corp.:
Series B, 9.00%	34,900		890,997
Series C, 9.00%	10,000		258,300
			32,729,591
TOTAL FINANCIALS			33,052,616
TOTAL PREFERRED STOCKS (Cost $35,255,227)		35,067,575
Floating Rate Loans - 0.3%
		Principal Amount
CONSUMER DISCRETIONARY - 0.2%
Specialty Retail - 0.2%
Toys 'R' US, Inc. term loan 7.4556% 12/1/12 (c)		$ 1,500,000		1,496,250
Floating Rate Loans - continued
		Principal Amount		Value
FINANCIALS - 0.1%
Real Estate - 0.1%
Capital Automotive (REIT) term loan 6.12% 12/16/10 (c)		$ 500,000		$ 501,250
TOTAL FLOATING RATE LOANS (Cost $1,997,000)			1,997,500
Commodity-Linked Notes - 8.1%

AIG-FP Private Funding Ltd.:
Master Note, one-month U.S. dollar LIBOR plus .10% due 8/10/2006 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		600,000		624,648
Master Note, one-month U.S. dollar LIBOR plus .10% due 8/18/2006:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		190,000		207,562
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		200,000		189,044
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		110,000		104,547
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		330,000		288,324
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		1,370,000		1,303,774
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		2,330,000		2,118,506
Master Note, one-month U.S. dollar LIBOR plus .10% due 9/15/2006:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		1,620,000		1,453,464
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		1,400,000		1,307,656
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		1,870,000		1,769,768
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		1,620,000		1,445,931
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		1,070,000		1,000,043
Master Note, one-month U.S. dollar LIBOR plus .10% due 9/22/2006 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		2,800,000		2,428,328
Commodity-Linked Notes - continued
		Principal Amount		Value
AIG-FP Private Funding Ltd.: - continued
Master Note, one-month U.S. dollar LIBOR plus .10% due 9/29/2006:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		$ 2,850,000		$ 2,521,367
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		1,000,000		896,050
JPMorgan Chase Bank NA:
Medium Term Note, one-month U.S. dollar LIBOR minus .17% due 10/06/2006:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		500,000		545,954
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		250,000		265,989
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		530,000		578,295
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		500,000		562,452
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		830,000		921,070
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		400,000		447,468
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		330,000		358,027
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		670,000		671,436
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		430,000		439,758
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		660,000		660,000
Medium Term Note, one-month U.S. dollar LIBOR minus .18% due 10/06/2006:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		830,000		881,395
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		680,000		728,855
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		380,000		406,212
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		250,000		271,524
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		250,000		279,123
Commodity-Linked Notes - continued
		Principal Amount		Value
JPMorgan Chase Bank NA: - continued
Medium Term Note, one-month U.S. dollar LIBOR minus .18% due 10/08/2006 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		$ 670,000		$ 728,191
Medium Term Note, one-month U.S. dollar LIBOR minus .18% due 8/10/2006 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		470,000		489,389
Medium Term Note, one-month U.S. dollar LIBOR minus .18% due 8/18/2006:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		280,000		296,596
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		380,000		374,503
Medium Term Note, one-month U.S. dollar LIBOR minus .18% due 9/18/2006 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		1,500,000		1,427,739
Medium Term Note, one-month U.S. dollar LIBOR minus .18% due 9/22/2006:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		1,400,000		1,334,038
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		2,530,000		2,194,529
Medium Term Note, one-month U.S. dollar LIBOR minus .18% due 9/29/2006:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		2,850,000		2,521,740
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		1,100,000		985,799
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		670,000		735,389
Societe Generale:
Floating Rate Note, one-month U.S. dollar LIBOR minus .10% due 8/10/2006:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		600,000		624,420
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		5,000,000		4,809,500
Commodity-Linked Notes - continued
		Principal Amount		Value
Societe Generale: - continued
Floating Rate Note, one-month U.S. dollar LIBOR minus .10% due 8/18/2006 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		$ 160,000		$ 155,216
Floating Rate Note, one-month U.S. dollar LIBOR minus .10% due 9/8/2006 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		6,000,000		5,203,800
TOTAL COMMODITY-LINKED NOTES (Cost $50,460,000)			47,557,419
Fixed-Income Funds - 42.0%
	Shares
Fidelity Floating Rate Central Investment Portfolio (d)	1,459,173		146,311,277
Fidelity Ultra-Short Central Fund (d)	1,014,172		100,869,547
TOTAL FIXED-INCOME FUNDS (Cost $247,543,551)		247,180,824
Preferred Securities - 0.1%
	Principal Amount
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 18.0472% 12/28/35 (b)(c)	$ 500,000		581,993
TOTAL PREFERRED SECURITIES (Cost $594,014)		581,993
Cash Equivalents - 2.8%
	Maturity Amount		Value
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 3.51%, dated 12/30/05 due 1/3/06) (Cost $16,419,000)	$ 16,425,395	$ 16,419,000
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $591,470,111)		587,161,170
NET OTHER ASSETS - 0.2%			1,468,014
NET ASSETS - 100%		$ 588,629,184
Legend
(a) Non-income producing

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $62,975,843 or 10.7% of net assets.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each fixed-income central fund, as of the investing fund's report date, is available upon request or at fidelity.com and or advisor.fidelity.com, as applicable. The reports are located just after the fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the fixed-income central fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(e) Security is linked to the Dow Jones-AIG Commodity Total Return Index. Securities do not guarantee any return of principal at maturity but instead, will pay at maturity or upon exchange, an amount based on the closing value of the Dow Jones-AIG Commodity Index Total Return. Although these instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities. Holders of the security have the right to exchange these notes at any time.

Affiliated Central Funds
Information regarding income received by the fund from the affiliated Central funds during the period is as follows:
Fund	Income received
Fidelity Floating Rate Central Investment Portfolio	$ 1,794,152
Fidelity Ultra-Short Central Fund	929,698
Total	$ 2,723,850

Additional information regarding the fund's purchases and sales, including the ownership percentage, of the following fixed income Central Funds during the period is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Investment Portfolio	$ 7,598,671	$ 139,057,864	$ -	$ 146,311,277	22.3%
Fidelity Ultra-Short Central Fund	6,644,141	94,243,055	-	100,869,547	1.4%
Total	$ 14,242,812	$ 233,300,919	$ -	$ 247,180,824
Income Tax Information

At December 31, 2005, the aggregate cost of investment securities for income tax purposes was $591,530,000. Net unrealized depreciation aggregated $4,368,830, of which $2,629,681 related to appreciated investment securities and $6,998,511 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Strategic

Real Return Fund

Class A

Class T

Class B

Class C

Institutional Class

December 31, 2005

1.828814.100

ARRS-QTLY-0206

Investments December 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 6.2%
		Principal Amount		Value
Convertible Bonds - 0.2%
FINANCIALS - 0.2%
Real Estate - 0.2%
Affordable Resources Communities LP 7.5% 8/15/25 (b)		$ 750,000		$ 735,300
Essex Portfolio LP 3.625% 11/1/25 (b)		600,000		604,680
				1,339,980
Nonconvertible Bonds - 6.0%
CONSUMER DISCRETIONARY - 1.4%
Hotels, Restaurants & Leisure - 0.2%
Host Marriott LP 7% 8/15/12		800,000		821,000
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14		200,000		188,000
				1,009,000
Household Durables - 1.2%
Beazer Homes USA, Inc. 8.375% 4/15/12		400,000		416,000
K. Hovnanian Enterprises, Inc.:
6% 1/15/10		400,000		380,000
6.25% 1/15/16		700,000		645,750
7.75% 5/15/13		300,000		300,000
KB Home:
6.25% 6/15/15		500,000		483,873
7.75% 2/1/10		700,000		721,000
Kimball Hill, Inc. 10.5% 12/15/12 (b)		400,000		398,000
Standard Pacific Corp. 9.25% 4/15/12		900,000		922,500
Stanley-Martin Communities LLC 9.75% 8/15/15 (b)		1,200,000		1,104,000
WCI Communities, Inc.:
7.875% 10/1/13		650,000		611,000
9.125% 5/1/12		850,000		845,750
				6,827,873
TOTAL CONSUMER DISCRETIONARY				7,836,873
FINANCIALS - 4.4%
Real Estate - 4.4%
American Real Estate Partners/American Real Estate Finance Corp. 7.125% 2/15/13 (b)		350,000		349,125
Archstone-Smith Trust 5% 8/15/07		900,000		899,505
Arden Realty LP:
5.2% 9/1/11		500,000		506,478
5.25% 3/1/15		600,000		606,259
7% 11/15/07		1,400,000		1,452,205
Corporate Bonds - continued
		Principal Amount		Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate - continued
Camden Property Trust 7% 11/15/06		$ 200,000		$ 203,126
CarrAmerica Realty Corp. 5.5% 12/15/10		1,000,000		998,478
CenterPoint Properties Trust 5.75% 8/15/09		900,000		909,857
Colonial Properties Trust 7% 7/14/07		750,000		768,492
Commercial Net Lease Realty, Inc. 6.15% 12/15/15		400,000		405,962
Developers Diversified Realty Corp. 5.375% 10/15/12		500,000		492,456
Evans Withycombe Residential LP 7.625% 4/15/07		510,000		520,628
Health Care Property Investors, Inc. 4.875% 9/15/10		700,000		681,972
Healthcare Realty Trust, Inc. 8.125% 5/1/11		608,000		673,424
iStar Financial, Inc. 5.01% 3/16/09 (c)		500,000		499,771
MeriStar Hospitality Corp. 9% 1/15/08		300,000		309,750
MeriStar Hospitality Operating Partnership LP/MeriStar Hospitality Finance Corp. III 9.125% 1/15/11		800,000		876,000
Nationwide Health Properties, Inc.:
6% 5/20/15		230,000		226,685
7.23% 11/8/06		1,110,000		1,128,289
Omega Healthcare Investors, Inc.:
7% 4/1/14		500,000		501,875
7% 1/15/16 (b)		260,000		257,725
Senior Housing Properties Trust 8.625% 1/15/12		700,000		766,500
Shurgard Storage Centers, Inc. 7.75% 2/22/11		1,000,000		1,095,207
Simon Property Group LP 7% 6/15/28 (c)		375,000		391,210
Thornburg Mortgage, Inc. 8% 5/15/13		3,125,000		3,073,125
Trustreet Properties, Inc. 7.5% 4/1/15		700,000		700,000
Ventas Realty LP/Ventas Capital Corp.:
6.5% 6/1/16 (b)		1,660,000		1,672,450
6.75% 6/1/10		400,000		410,000
8.75% 5/1/09		920,000		995,900
9% 5/1/12		1,600,000		1,824,000
Vornado Realty Trust 5.625% 6/15/07		1,350,000		1,359,443
Western Investment Real Estate Trust 7.2% 9/15/08		500,000		526,361
				26,082,258
MATERIALS - 0.1%
Paper & Forest Products - 0.1%
Plum Creek Timberlands LP 5.875% 11/15/15		700,000		709,084
Corporate Bonds - continued
		Principal Amount		Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
American Tower Corp. 7.125% 10/15/12		$ 500,000		$ 515,000
TOTAL NONCONVERTIBLE BONDS				35,143,215
TOTAL CORPORATE BONDS (Cost $36,484,474)			36,483,195
U.S. Treasury Inflation Protected Obligations - 29.2%

U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/25		48,154,275		50,683,409
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10		22,458,331		21,356,796
1.625% 1/15/15		24,785,482		23,889,254
1.875% 7/15/13		28,067,378		27,688,236
2% 1/15/14		1,164,240		1,157,792
3% 7/15/12		903,989		955,895
3.375% 1/15/07		8,385,591		8,448,889
3.375% 1/15/12		15,828,175		17,021,599
3.625% 1/15/08		9,055,944		9,300,092
3.875% 1/15/09		10,627,400		11,168,763
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $173,341,400)			171,670,725
Asset-Backed Securities - 0.6%

Ameriquest Finance NIMS Trust Series 2004-RN9A Class N1, 4.8% 11/25/34 (b)		166,562		165,831
Ameriquest Mortgage Securities, Inc. Series 2004-R10 Class M1, 5.0788% 11/25/34 (c)		105,000		105,491
Bear Stearns Asset Backed Securities NIMS Trust:
Series 2004-FR1N Class A1, 5% 5/25/34 (b)		215,079		214,049
Series 2004-HE5N Class A1, 5% 7/25/34 (b)		968,286		966,653
Series 2004-HE6N Class A1, 5.25% 8/25/34 (b)		325,633		324,241
Countrywide Home Loans, Inc. Series 2004-5N Class N3, 5.5% 10/25/35 (b)		146,031		145,704
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (b)		500,000		562,820
Asset-Backed Securities - continued
		Principal Amount		Value
Fairfield Street Solar Corp. Series 2004-A1 Class E1, 7.765% 11/28/39 (b)(c)		$ 850,000		$ 872,457
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 6.52% 2/5/36 (b)(c)		250,000		250,000
TOTAL ASSET-BACKED SECURITIES (Cost $3,605,734)			3,607,246
Collateralized Mortgage Obligations - 0.2%

Private Sponsor - 0.2%
Countrywide Home Loans, Inc. Series 2005-R3 Class B3, 5.5% 9/25/35 (b)(c)		149,789		117,873
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.7099% 1/25/19 (b)(c)		111,634		102,054
Class B4, 4.7099% 1/25/19 (b)(c)		223,268		175,778
Residential Finance LP/Residential Finance Development Corp. Series 2005-D Class B6, 6.6194% 12/15/37 (b)(c)		500,000		500,000
Resix Finance Ltd.:
floater Series 2005-C Class B7, 7.46% 9/10/37 (b)(c)		149,499		149,499
Series 2005-D Class B7, 8.6194% 12/15/37 (b)(c)		300,000		300,000
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,345,155)			1,345,204
Commercial Mortgage Securities - 0.9%

Asset Securitization Corp. Series 1997-MD7 Class A4, 7.8505% 1/13/30 (c)		499,608		504,760
Bank of America Large Loan, Inc.:
floater Series 2005-ESHA Class K, 6.1675% 7/14/08 (b)(c)		300,000		299,853
Series 2005-MIB1 Class K, 6.3694% 3/15/22 (b)(c)		800,000		776,901
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (b)		500,000		550,255
CS First Boston Mortgage Securities Corp. Series 2004-FL1A Class G, 6.8748% 5/15/14 (b)(c)		750,000		751,916
Mezz Capital Commercial Mortgage Trust Series 2005-C3:
Class D, 7.7% 5/20/44 (b)		600,000		593,861
Commercial Mortgage Securities - continued
		Principal Amount		Value
Mezz Capital Commercial Mortgage Trust Series 2005-C3: - continued
Class F, 10.813% 5/20/44 (b)		$ 400,000		$ 395,406
Wrightwood Capital Real Estate CDO Ltd. floater Series 2005-1A Class F, 6.1438% 11/21/40 (b)(c)		1,500,000		1,500,000
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $5,356,019)			5,372,952
Common Stocks - 3.4%
	Shares
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.0%
Starwood Hotels & Resorts Worldwide, Inc. unit	4,800		306,528
Household Durables - 0.2%
KB Home	7,000		508,620
Ryland Group, Inc.	7,200		519,336
			1,027,956
TOTAL CONSUMER DISCRETIONARY			1,334,484
FINANCIALS - 3.1%
Real Estate - 3.1%
Acadia Realty Trust (SBI)	4,500		90,225
AMB Property Corp. (SBI)	3,400		167,178
American Financial Realty Trust (SBI)	5,000		60,000
Annaly Mortgage Management, Inc.	41,700		456,198
Anworth Mortgage Asset Corp.	86,500		631,450
Apartment Investment & Management Co. Class A	6,700		253,729
AvalonBay Communities, Inc.	2,700		240,975
Bimini Mortgage Management, Inc.	9,700		87,785
Boston Properties, Inc.	1,500		111,195
Capital Lease Funding, Inc.	18,200		191,646
CarrAmerica Realty Corp.	4,400		152,372
CenterPoint Properties Trust (SBI)	8,200		405,736
Cogdell Spencer, Inc.	15,000		253,350
DiamondRock Hospitality Co.	20,700		247,572
Duke Realty Corp.	2,000		66,800
Eagle Hospitality Properties Trust, Inc.	5,400		41,202
Education Realty Trust, Inc.	2,450		31,581
Equity Lifestyle Properties, Inc.	20,600		916,700
Equity Residential (SBI)	11,800		461,616
Common Stocks - continued
	Shares		Value
FINANCIALS - continued
Real Estate - continued
Federal Realty Investment Trust (SBI)	6,700		$ 406,355
Fieldstone Investment Corp.	43,000		509,980
General Growth Properties, Inc.	15,100		709,549
Glenborough Realty Trust, Inc.	2,000		36,200
GMH Communities Trust	8,200		127,182
Health Care Property Investors, Inc.	3,000		76,680
Healthcare Realty Trust, Inc.	10,700		355,989
HomeBanc Mortgage Corp., Georgia	41,600		311,168
Host Marriott Corp.	41,900		794,005
Inland Real Estate Corp.	40,900		604,911
Innkeepers USA Trust (SBI)	3,200		51,200
Kimco Realty Corp.	8,500		272,680
Lexington Corporate Properties Trust	8,500		181,050
MFA Mortgage Investments, Inc.	96,000		547,200
MortgageIT Holdings, Inc.	41,600		568,256
Nationwide Health Properties, Inc.	10,200		218,280
New York Mortgage Trust, Inc.	16,800		111,216
Newcastle Investment Corp.	21,100		524,335
Plum Creek Timber Co., Inc.	3,400		122,570
ProLogis Trust	12,800		598,016
Saxon Capital, Inc.	102,700		1,163,591
Simon Property Group, Inc.	6,000		459,780
Spirit Finance Corp.	79,600		903,460
Sunstone Hotel Investors, Inc.	10,100		268,357
The Mills Corp.	8,000		335,520
Thornburg Mortgage, Inc. (SBI)	13,000		340,600
Trizec Properties, Inc.	16,800		385,056
Trustreet Properties, Inc.	33,200		485,384
United Dominion Realty Trust, Inc. (SBI)	31,900		747,736
Ventas, Inc.	17,500		560,350
Vornado Realty Trust	3,000		250,410
			17,894,376
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
American Retirement Corp. (a)	100		2,513
Common Stocks - continued
	Shares		Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Capital Senior Living Corp. (a)	32,100		$ 331,914
Emeritus Corp. (a)	15,000		314,250
			648,677
TOTAL COMMON STOCKS (Cost $19,068,537)		19,877,537
Preferred Stocks - 6.0%

Convertible Preferred Stocks - 0.4%
FINANCIALS - 0.4%
Real Estate - 0.4%
Trustreet Properties, Inc. Series C, 7.50%	46,400		977,184
Windrose Medical Properties Trust 7.50%	41,100		1,037,775
			2,014,959
Nonconvertible Preferred Stocks - 5.6%
FINANCIALS - 5.6%
Diversified Financial Services - 0.0%
DRA CRT Acquisition Corp. Series A, 8.50%	1,700		38,675
Red Lion Hotels Capital Trust 9.50%	11,000		284,350
			323,025
Real Estate - 5.6%
Accredited Mortgage Loan Trust Series A, 9.75%	72,400		1,834,616
Affordable Residential Communties, Inc. Series A, 8.25%	11,000		213,400
Alexandria Real Estate Equities, Inc. Series C, 8.375%	10,000		256,300
American Home Mortgage Investment Corp.:
Series A, 9.375%	50,300		1,350,555
Series B, 9.25%	96,600		2,457,504
Annaly Mortgage Management, Inc. Series A, 7.875%	72,700		1,766,610
Anworth Mortgage Asset Corp. Series A, 8.625%	148,800		3,578,640
Apartment Investment & Management Co.:
Series Q, 10.10%	33,450		847,289
Series R, 10.00%	100,200		2,557,104
Ashford Hospitality Trust, Inc. Series A, 8.55%	10,000		256,000
Capital Automotive (REIT) Series B, 8.00%	12,438		310,950
Capital Lease Funding, Inc. Series A, 8.125%	20,000		485,000
CenterPoint Properties Trust Series D, 5.377%	250		237,188
Colonial Properties Trust (depositary shares) Series D, 8.125%	5,000		128,200
Crescent Real Estate Equities Co. Series B, 9.50%	50,000		1,310,000
Preferred Stocks - continued
	Shares		Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate - continued
Digital Realty Trust, Inc. Series A, 8.50%	50,000		$ 1,265,000
Home Properties of New York, Inc. Series F, 9.00%	25,000		641,750
Host Marriott Corp. Class C, 10.00%	5,000		126,250
Impac Mortgage Holdings, Inc. Series C, 9.125%	17,700		394,710
Innkeepers USA Trust Series C, 8.00%	20,000		488,600
LaSalle Hotel Properties Series A, 10.25%	75,900		1,973,400
Lexington Corporate Properties Trust Series B, 8.05%	10,000		253,700
MFA Mortgage Investments, Inc. Series A, 8.50%	102,400		2,442,240
Nationwide Health Properties, Inc. 7.677%	2,786		284,172
New Plan Excel Realty Trust (depositary shares) Series D, 7.80%	20,000		1,012,500
Newcastle Investment Corp. Series B, 9.75%	70,700		1,853,754
Prime Group Realty Trust Series B, 9.00%	15,500		323,175
PS Business Parks, Inc. Series D, 9.50%	33,100		839,747
RAIT Investment Trust Series B, 8.375%	16,200		406,620
Saul Centers, Inc. 8.00%	40,000		1,024,000
Simon Property Group, Inc. Series G, 7.89%	3,100		158,720
Taubman Centers, Inc. Series G, 8.00%	20,000		502,600
The Mills Corp.:
Series B, 9.00%	34,900		890,997
Series C, 9.00%	10,000		258,300
			32,729,591
TOTAL FINANCIALS			33,052,616
TOTAL PREFERRED STOCKS (Cost $35,255,227)		35,067,575
Floating Rate Loans - 0.3%
		Principal Amount
CONSUMER DISCRETIONARY - 0.2%
Specialty Retail - 0.2%
Toys 'R' US, Inc. term loan 7.4556% 12/1/12 (c)		$ 1,500,000		1,496,250
Floating Rate Loans - continued
		Principal Amount		Value
FINANCIALS - 0.1%
Real Estate - 0.1%
Capital Automotive (REIT) term loan 6.12% 12/16/10 (c)		$ 500,000		$ 501,250
TOTAL FLOATING RATE LOANS (Cost $1,997,000)			1,997,500
Commodity-Linked Notes - 8.1%

AIG-FP Private Funding Ltd.:
Master Note, one-month U.S. dollar LIBOR plus .10% due 8/10/2006 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		600,000		624,648
Master Note, one-month U.S. dollar LIBOR plus .10% due 8/18/2006:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		190,000		207,562
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		200,000		189,044
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		110,000		104,547
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		330,000		288,324
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		1,370,000		1,303,774
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		2,330,000		2,118,506
Master Note, one-month U.S. dollar LIBOR plus .10% due 9/15/2006:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		1,620,000		1,453,464
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		1,400,000		1,307,656
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		1,870,000		1,769,768
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		1,620,000		1,445,931
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		1,070,000		1,000,043
Master Note, one-month U.S. dollar LIBOR plus .10% due 9/22/2006 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		2,800,000		2,428,328
Commodity-Linked Notes - continued
		Principal Amount		Value
AIG-FP Private Funding Ltd.: - continued
Master Note, one-month U.S. dollar LIBOR plus .10% due 9/29/2006:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		$ 2,850,000		$ 2,521,367
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		1,000,000		896,050
JPMorgan Chase Bank NA:
Medium Term Note, one-month U.S. dollar LIBOR minus .17% due 10/06/2006:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		500,000		545,954
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		250,000		265,989
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		530,000		578,295
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		500,000		562,452
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		830,000		921,070
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		400,000		447,468
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		330,000		358,027
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		670,000		671,436
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		430,000		439,758
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		660,000		660,000
Medium Term Note, one-month U.S. dollar LIBOR minus .18% due 10/06/2006:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		830,000		881,395
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		680,000		728,855
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		380,000		406,212
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		250,000		271,524
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		250,000		279,123
Commodity-Linked Notes - continued
		Principal Amount		Value
JPMorgan Chase Bank NA: - continued
Medium Term Note, one-month U.S. dollar LIBOR minus .18% due 10/08/2006 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		$ 670,000		$ 728,191
Medium Term Note, one-month U.S. dollar LIBOR minus .18% due 8/10/2006 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		470,000		489,389
Medium Term Note, one-month U.S. dollar LIBOR minus .18% due 8/18/2006:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		280,000		296,596
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		380,000		374,503
Medium Term Note, one-month U.S. dollar LIBOR minus .18% due 9/18/2006 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		1,500,000		1,427,739
Medium Term Note, one-month U.S. dollar LIBOR minus .18% due 9/22/2006:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		1,400,000		1,334,038
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		2,530,000		2,194,529
Medium Term Note, one-month U.S. dollar LIBOR minus .18% due 9/29/2006:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		2,850,000		2,521,740
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		1,100,000		985,799
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		670,000		735,389
Societe Generale:
Floating Rate Note, one-month U.S. dollar LIBOR minus .10% due 8/10/2006:
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		600,000		624,420
(indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		5,000,000		4,809,500
Commodity-Linked Notes - continued
		Principal Amount		Value
Societe Generale: - continued
Floating Rate Note, one-month U.S. dollar LIBOR minus .10% due 8/18/2006 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		$ 160,000		$ 155,216
Floating Rate Note, one-month U.S. dollar LIBOR minus .10% due 9/8/2006 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (b)(c)(e)		6,000,000		5,203,800
TOTAL COMMODITY-LINKED NOTES (Cost $50,460,000)			47,557,419
Fixed-Income Funds - 42.0%
	Shares
Fidelity Floating Rate Central Investment Portfolio (d)	1,459,173		146,311,277
Fidelity Ultra-Short Central Fund (d)	1,014,172		100,869,547
TOTAL FIXED-INCOME FUNDS (Cost $247,543,551)		247,180,824
Preferred Securities - 0.1%
	Principal Amount
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 18.0472% 12/28/35 (b)(c)	$ 500,000		581,993
TOTAL PREFERRED SECURITIES (Cost $594,014)		581,993
Cash Equivalents - 2.8%
	Maturity Amount		Value
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 3.51%, dated 12/30/05 due 1/3/06) (Cost $16,419,000)	$ 16,425,395	$ 16,419,000
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $591,470,111)		587,161,170
NET OTHER ASSETS - 0.2%			1,468,014
NET ASSETS - 100%		$ 588,629,184
Legend
(a) Non-income producing

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $62,975,843 or 10.7% of net assets.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each fixed-income central fund, as of the investing fund's report date, is available upon request or at fidelity.com and or advisor.fidelity.com, as applicable. The reports are located just after the fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the fixed-income central fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(e) Security is linked to the Dow Jones-AIG Commodity Total Return Index. Securities do not guarantee any return of principal at maturity but instead, will pay at maturity or upon exchange, an amount based on the closing value of the Dow Jones-AIG Commodity Index Total Return. Although these instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities. Holders of the security have the right to exchange these notes at any time.

Affiliated Central Funds
Information regarding income received by the fund from the affiliated Central funds during the period is as follows:
Fund	Income received
Fidelity Floating Rate Central Investment Portfolio	$ 1,794,152
Fidelity Ultra-Short Central Fund	929,698
Total	$ 2,723,850

Additional information regarding the fund's purchases and sales, including the ownership percentage, of the following fixed income Central Funds during the period is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Investment Portfolio	$ 7,598,671	$ 139,057,864	$ -	$ 146,311,277	22.3%
Fidelity Ultra-Short Central Fund	6,644,141	94,243,055	-	100,869,547	1.4%
Total	$ 14,242,812	$ 233,300,919	$ -	$ 247,180,824
Income Tax Information

At December 31, 2005, the aggregate cost of investment securities for income tax purposes was $591,530,000. Net unrealized depreciation aggregated $4,368,830, of which $2,629,681 related to appreciated investment securities and $6,998,511 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	February 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	February 17, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	February 17, 2006